SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Oct. 07, 2025 $ / shares	Oct. 07, 2025 $ / shares	Jul. 17, 2025 $ / shares	Jul. 17, 2025 $ / shares	May 22, 2025 $ / shares	May 22, 2025 $ / shares	Dec. 31, 2024 shares $ / shares	May 10, 2024 $ / shares	May 03, 2024 $ / shares	Jan. 24, 2024 $ / shares	Jan. 24, 2024 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Range | (per share)		$ 7.03	$ 9.78	$ 6.00	$ 8.16	$ 6.00	$ 8.32		$ 4.26	$ 4.26	$ 1.12	$ 1.52
Number Outstanding | shares	5,827,544							9,562,224					7,292,889	6,741,825
Historical Weighted Average Exercise Price	$ 1.93							$ 1.47					$ 3.92	$ 4.10
Weighted Average Remaining Remaining Life (years)	7 years 5 months 1 day
Number Exercisable | shares	3,219,111
Historical Weighted Average Exercise Price	$ 1.55
Exercise range one [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	4,753,721
Historical Weighted Average Exercise Price	$ 1.42
Weighted Average Remaining Remaining Life (years)	7 years 21 days
Number Exercisable | shares	3,012,788
Historical Weighted Average Exercise Price	$ 1.38
Exercise range one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	1.27
Exercise range one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 3.00
Exercise range two [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	1,005,000
Historical Weighted Average Exercise Price	$ 3.99
Weighted Average Remaining Remaining Life (years)	8 years 11 months 26 days
Number Exercisable | shares	175,000
Historical Weighted Average Exercise Price	$ 3.72
Exercise range two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	3.01
Exercise range two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 5.00
Exercise range three [member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	68,823
Historical Weighted Average Exercise Price	$ 6.22
Weighted Average Remaining Remaining Life (years)	9 years 7 months 2 days
Number Exercisable | shares	31,323
Historical Weighted Average Exercise Price	$ 5.76
Exercise range three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	5.01
Exercise range three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 6.60